Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)
Operating activities
Net income	$ 2,254	$ 1,519
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes	(4,339)	(828)
Unrealized loss on foreign currency exchange contracts	1,779	516
Non-cash loss on 6.25% Convertible Debentures conversion feature	972
Unrealized re-measurement loss (gain) on 6.25% Convertible Debentures	3,001	(580)
Amortization of deferred financing costs	1,722	2,940
Non-cash stock compensation	3,619	2,548
Gain on disposal of fixed assets	(642)	(681)
Gain on bargain purchase of businesses acquired	(6,925)
Depreciation and depletion expense	37,149	31,932
Amortization expense	3,437	3,351
Changes in current assets and liabilities:
Accounts receivable	3,577	(3,924)
Prepaid expenses, inventory and other current assets	(7,917)	(2,182)
Accounts payable	(1,025)	429
Accrued expenses and other current liabilities	(1,796)	(2,916)
Changes in other assets and liabilities	44	(53)
Net cash provided by operating activities	34,910	32,071
Investing activities
Business acquisitions, net of cash acquired	(60,934)	(53,256)
Payments on seller debt	(900)	(827)
Purchases of property and equipment	(48,616)	(13,465)
Proceeds on sale of equipment	999	1,878
Net cash used in investing activities	(109,451)	(65,670)
Financing activities
6.25% Convertible Debenture offering		60,000
Expenses associated with convertible debenture offering		(2,984)
Offering of common shares, net of expenses	79,606
Redemption of Class B Series Two and Three common shares	(1,527)	(1,809)
Financing fees	(774)	(1,755)
Repurchase of common stock	(615)
Common stock dividends	(28,302)	(25,412)
Borrowings on credit facility	202,508	237,155
Payments on credit facility	(175,247)	(233,653)
Net cash provided by financing activities	75,649	31,542
Effect of exchange rate changes on cash	193	921
Net increase in cash and cash equivalents	1,301	(1,136)
Cash and cash equivalents at beginning of period	3,712	4,848
Cash and cash equivalents at end of period	5,013	3,712
Supplemental information
Cash paid for interest	13,784	11,909
Cash paid for income taxes	$ 1,789	$ 5,875